Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2019
Registrant Name	MASSACHUSETTS INVESTORS GROWTH STOCK FUND
Entity Central Index Key	0000063090
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 26, 2020
Document Effective Date	Mar. 27, 2020
Prospectus Date	Mar. 27, 2020
Massachusetts Investors Growth Stock Fund | R6
Prospectus:
Trading Symbol	MIGNX
Massachusetts Investors Growth Stock Fund | R2
Prospectus:
Trading Symbol	MIRGX
Massachusetts Investors Growth Stock Fund | R1
Prospectus:
Trading Symbol	MIGMX
Massachusetts Investors Growth Stock Fund | I
Prospectus:
Trading Symbol	MGTIX
Massachusetts Investors Growth Stock Fund | C
Prospectus:
Trading Symbol	MIGDX
Massachusetts Investors Growth Stock Fund | B
Prospectus:
Trading Symbol	MIGBX
Massachusetts Investors Growth Stock Fund | 529C
Prospectus:
Trading Symbol	EMICX
Massachusetts Investors Growth Stock Fund | 529B
Prospectus:
Trading Symbol	EMIVX
Massachusetts Investors Growth Stock Fund | 529A
Prospectus:
Trading Symbol	EISTX
Massachusetts Investors Growth Stock Fund | R4
Prospectus:
Trading Symbol	MIGKX
Massachusetts Investors Growth Stock Fund | R3
Prospectus:
Trading Symbol	MIGHX
Massachusetts Investors Growth Stock Fund | A
Prospectus:
Trading Symbol	MIGFX